Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 07, 2022
Fidelity Advisor Risk Parity Fund - Class A
Bar Chart Table:
Annual Return 2023	8.18%